LOSS PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Earnings Per Share [Abstract]
SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE

The calculation of basic and diluted loss per share for the three and nine month periods ended June 30, 2024 and 2023 was based on the net losses attributable to common shareholders. The following table sets forth the computation of basic and diluted loss per share:

	Three Months Ended June 30, 2024	Three Months Ended June 30, 2023	Nine Months Ended June 30, 2024	Nine Months Ended June 30, 2023

Net loss	$(1,248,755)	$(1,452,827)	$(2,415,991)	$(3,873,341)
Weighted average common shares outstanding	551,503	491,036	551,503	485,779
Basic and diluted loss per share	$(2.26)	$(2.96)	$(4.38)	$(7.97)

The calculation of basic and diluted loss per share for the years ended September 30, 2023 and 2022 was based on the net losses attributable to common shareholders. The following table sets forth the computation of basic and diluted loss per share:

	2023	2022

Net loss	$(4,483,195)	$(2,714,616)
Weighted average common shares outstanding	508,813	385,756

Basic and diluted loss per share	$(8.81)	$(7.04)